Gratuity and other post-employment benefit plans - Summary of Change in Present Value of Defined Benefit Obligation (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	₨ 231	$ 3	₨ 189	₨ 150
Current service cost	73	1	52	44
Interest cost	16	0	12	10
Benefits paid	(34)	0	(20)	(5)
Liabilities assumed / (settled)	0	0	0	1
Remeasurements during the year due to:
- Experience adjustments	10	0	6	6
- Change in financial assumptions	4	0	(10)	1
- Change in demographic assumptions	0	0	2	(16)
Liabilities net of planned assets assumed under business combination	0	0	0	9
Assets extinguished on curtailments / settlements	0	0	0	(11)
Closing defined benefit obligation	₨ 300	$ 4	₨ 231	₨ 189